UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  SEPTEMBER 30,
1999

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.):	[    ]  is a restatement.
		[    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

NAME:	THE FIRST NATIONAL BANK IN SIOUX FALLS
		100 S. PHILLIPS AVE.
		SIOUX FALLS, SD  57104

13F FILE NUMBER:		46-0189380

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

NAME:	CAROL RYSAVY
TITLE:	VICE PRESIDENT, OPERATIONS
PHONE:	605-335-5174


Signature, Place, and Date of Signing:



		Carol Rysavy		Sioux Falls, SD		10/21/99

Report Type (Check only one.):

[  x	]	13F HOLDINGS REPORT.  (Check here if all holdings of
this reporting manager are reported in this report.)

[	]	13F NOTICE.  (Check here if no holdings reported are
in this report, and all holdings are reported by other reporting manager(s).)

[	]	13F COMBINATION REPORT.  (Check here if a portion of
the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	85

FORM 13F INFORMATION TABLE VALUE TOTAL:	$47,907

	(thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

NONE

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1REPORT PTR289  2D FIRST NAT'L BK IN SIOUX FALLS     SECURITIES
AND EXCHANGE COMMISSION FORM 13-F        10/20/99           PAGE
1
0ASSETS AS OF 09/30/99
0REQUESTED MODEL: BNK
1REPORT PTR289  2D FIRST NAT'L BK IN SIOUX FALLS     SECURITIES
AND EXCHANGE COMMISSION FORM 13-F        10/20/99           PAGE
1

AS OF 09/30/99
 - - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 - - -
COLUMN 5 - - - - COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -
- -

INVESTMENT
                                                   MARKET
DISCRETION                    VOTING AUTHORITY
                                                   VALUE    SHS
OR   SH/ PUT/  SOLE SHR OTHER             SOLE      SHARED
NONE
      ISSUER AND TITLE OF CLASS          CUSIP   (X$1000)   PRN
AMT  PRN CALL   (A) (B) (C)  MANAGERS      (A)        (B)
(C)
 TRANSOCEAN OFFSHORE INC ORD COM      G90076103       229
7,484 SH          X                       6,300
1,184

 AT&T CORP COM                        001957109       590
13,560 SH          X                       8,235
5,325

 AT&T CORP COM                        001957109        59
1,350 SH              X   X               1,350

 AXA FINL INC COM                     002451102       311
5,575 SH          X                       3,575
2,000

 AMERICAN HOME PRODS CORP COM         026609107       486
11,700 SH          X                      10,100
1,600

 AMERITECH CORP NEW COM               030954101       371
5,560 SH          X                       2,220
3,340

 BP AMOCO P L C ADR SPONSORED         055622104       708
6,393 SH          X                       5,600
793

 BELL ATLANTIC CORP COM               077853109       550
8,168 SH          X                       3,440
4,728

 BELLSOUTH CORP COM                   079860102       522
11,600 SH          X                       5,412
6,188

 BENCHMARK ELECTRS INC COM            08160H101     1,966
55,682 SH          X                      55,682

 BESTFOODS COM                        08658U101       219
4,500 SH          X                       4,500

 BRISTOL MYERS SQUIBB CO COM          110122108       824
12,210 SH          X                      11,960
250

 CHASE MANHATTAN CORP NEW             16161A108       521
6,910 SH          X                       5,808
1,102

 CHEVRON CORP COM                     166751107     1,260
14,200 SH          X                      12,600
1,600

 CITIGROUP INC COM                    172967101       592
13,457 SH          X                      13,007
450

 CITIGROUP INC COM                    172967101        66
1,500 SH              X   X               1,500

 COMPUTER SCIENCES CORP COM           205363104       211
3,000 SH              X   X
3,000

 CONAGRA INC COM                      205887102        81
3,600 SH          X                       3,600

 CONAGRA INC COM                      205887102       132
5,850 SH              X   X
5,850

 D&W CONSTRUCTION INC                 233000009       388
89 SH          X                          89

 DAYTON HUDSON CORP COM               239753106       387
6,450 SH          X                       3,400
3,050

 DOLLAR GEN CORP                      256669102     2,635
85,335 SH              X   X
85,335

 DOW CHEM CO COM                      260543103     3,320
29,223 SH          X                      27,857
1,366

 DU PONT E I DE NEMOURS & CO COM      263534109       248
4,106 SH          X                       3,906
200

 EQUITY INCOME FD UNIT 1ST EXCHANGE   294700703     1,654
8,405 SH          X                       7,912
493
 SER-AT&T SHS
                                               ----------
          PAGE TOTAL                               18,330
1REPORT PTR289  2D FIRST NAT'L BK IN SIOUX FALLS     SECURITIES
AND EXCHANGE COMMISSION FORM 13-F        10/20/99           PAGE
2

AS OF 09/30/99
 - - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 - - -
COLUMN 5 - - - - COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -
- -

INVESTMENT
                                                   MARKET
DISCRETION                    VOTING AUTHORITY
                                                   VALUE    SHS
OR   SH/ PUT/  SOLE SHR OTHER             SOLE      SHARED
NONE
      ISSUER AND TITLE OF CLASS          CUSIP   (X$1000)   PRN
AMT  PRN CALL   (A) (B) (C)  MANAGERS      (A)        (B)
(C)
 EXXON CORP COM                       302290101     2,328
30,636 SH          X                      27,377
3,259

 EXXON CORP COM                       302290101        46
600 SH              X   X
600

 FEDERATED GOVERNMENT TRUST #16       314184102       164
15,033 SH          X                      14,568
464
 GNMA
 FEDERATED GOVERNMENT TRUST #16       314184102        49
4,456 SH              X   X               4,456
 GNMA
 FEDERATED HIGH YIELD TRUST #38       314197104       113
13,604 SH          X                      13,604

 FEDERATED SHORT TERM INCOME FUND 65  31420C209       320
37,280 SH          X                      33,824
3,456

 FEDERATED SHORT TERM INCOME FUND 65  31420C209        14
1,642 SH              X   X               1,642

 FORD MTR CO DEL COM                  345370100       374
7,452 SH          X                       4,080
3,372

 GTE CORP COM                         362320103       438
5,700 SH          X                       3,200
2,500

 GTE CORP COM                         362320103        54
700 SH              X   X
700

 GANNETT INC                          364730101     2,352
34,000 SH          X                      34,000

 GENERAL ELEC CO COM                  369604103     3,048
25,709 SH          X                      19,679
6,030

 GENERAL MTRS CORP COM                370442105       477
7,573 SH          X                       7,132
441

 GENERAL MTRS CORP COM                370442105        10
160 SH              X   X                 160

 GILLETTE CO COM                      375766102       244
7,200 SH              X   X               7,200

 GLAXO WELLCOME PLC SPONSORED ADR     37733W105        10
200 SH          X                         200

 GLAXO WELLCOME PLC SPONSORED ADR     37733W105       208
4,000 SH              X   X
4,000

 HEWLETT-PACKARD INC COM              428236103       245
2,700 SH          X                       2,500
200

 INTEL CORP                           458140100       618
8,310 SH          X                       6,220
2,090

 INTEL CORP                           458140100        59
800 SH              X   X
800

 INTERNATIONAL BUSINESS MACHS COM     459200101     1,789
14,783 SH          X                      11,423
3,360

 JOHNSON & JOHNSON COM                478160104       262
2,850 SH          X                       1,400
1,450

 JOHNSON & JOHNSON COM                478160104       147
1,600 SH              X   X
1,600

 LUCENT TECHNOLOGIES INC COM          549463107       685
10,562 SH          X                       7,418
3,144

 LUCENT TECHNOLOGIES INC COM          549463107        33
512 SH              X   X                 512

                                               ----------
          PAGE TOTAL                               14,087
1REPORT PTR289  2D FIRST NAT'L BK IN SIOUX FALLS     SECURITIES
AND EXCHANGE COMMISSION FORM 13-F        10/20/99           PAGE
3

AS OF 09/30/99
 - - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 - - -
COLUMN 5 - - - - COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -
- -

INVESTMENT
                                                   MARKET
DISCRETION                    VOTING AUTHORITY
                                                   VALUE    SHS
OR   SH/ PUT/  SOLE SHR OTHER             SOLE      SHARED
NONE
      ISSUER AND TITLE OF CLASS          CUSIP   (X$1000)   PRN
AMT  PRN CALL   (A) (B) (C)  MANAGERS      (A)        (B)
(C)
 MCDONALDS CORP COM                   580135101       493
11,400 SH          X                       1,200
10,200

 MCDONALDS CORP COM                   580135101        17
400 SH              X   X
400

 MCKESSON HBOC INC COM                58155Q103       229
7,900 SH          X                       6,300
1,600

 MCKESSON HBOC INC COM                58155Q103        37
1,272 SH              X   X
1,272

 MERCK & CO INC COM                   589331107       335
5,174 SH          X                         974
4,200

 MERCK & CO INC COM                   589331107        58
900 SH              X   X
900

 MICROSOFT CORP COM                   594918104       137
1,510 SH          X                         250
1,260

 MICROSOFT CORP COM                   594918104       109
1,200 SH              X   X
1,200

 MINNESOTA MNG & MFG CO COM           604059105       279
2,900 SH          X                       1,500
1,400

 MINNESOTA MNG & MFG CO COM           604059105        38
400 SH              X   X
400

 MOBIL CORP COM                       607059102       603
5,988 SH          X                       5,856
132

 MOBIL CORP COM                       607059102        81
800 SH              X   X                 400
400

 NASDAQ 100 TR UNIT SER 1             631100104       718
5,965 SH          X                       5,590
375

 NORTHERN STS PWR CO MINN COM         665772109       809
37,504 SH          X                      30,846
6,658

 NORTHERN STS PWR CO MINN COM         665772109        60
2,784 SH              X   X               2,784

 NORTHWESTERN CORP COM                668074107       195
8,556 SH          X                       8,556

 NORTHWESTERN CORP COM                668074107        18
800 SH              X   X                 800

 PPG INDS INC COM                     693506107       248
4,125 SH              X   X               4,125

 PLACER DOME INC COM                  725906101       309
20,802 SH              X   X
20,802

 RITE AID CORP COM                    767754104       218
15,792 SH          X                      15,792

 SBC COMMUNICATIONS INC               78387G103       741
14,508 SH          X                      10,106
4,402

 SAFEWAY INC COM NEW                  786514208       426
11,183 SH          X                       9,100
2,083

 SCHERING PLOUGH CORP COM             806605101       810
18,575 SH          X                      17,065
1,510

 SPRINT CORP COMMON                   852061100       302
5,560 SH          X                       5,560

 SPRINT CORP COMMON                   852061100        45
824 SH              X   X
824

                                               ----------
          PAGE TOTAL                                7,315
1REPORT PTR289  2D FIRST NAT'L BK IN SIOUX FALLS     SECURITIES
AND EXCHANGE COMMISSION FORM 13-F        10/20/99           PAGE
4

AS OF 09/30/99
 - - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 - - -
COLUMN 5 - - - - COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -
- -

INVESTMENT
                                                   MARKET
DISCRETION                    VOTING AUTHORITY
                                                   VALUE    SHS
OR   SH/ PUT/  SOLE SHR OTHER             SOLE      SHARED
NONE
      ISSUER AND TITLE OF CLASS          CUSIP   (X$1000)   PRN
AMT  PRN CALL   (A) (B) (C)  MANAGERS      (A)        (B)
(C)
 SUNTRUST BKS INC COM                 867914103       296
4,500 SH          X                       4,500

 TENNANT CO COM                       880345103     1,531
45,200 SH              X   X              45,200

 TEXACO INC COM                       881694103       644
10,200 SH          X                       9,284
916

 TEXACO INC COM                       881694103        13
200 SH              X   X                 200

 U S BANCORP OREGON COM               902973106       791
26,214 SH          X                      16,214
10,000

 U S WEST INC NEW COM                 91273H101       241
4,224 SH          X                       1,594
2,630

 VODAFONE GROUP PLC SPONSORED ADR     92857T107       221
928 SH          X                         302
626

 WELLS FARGO & CO NEW COM             949746101     4,153
104,819 SH          X                      81,803
23,016

 WELLS FARGO & CO NEW COM             949746101        71
1,800 SH              X   X               1,800

 XEROX CORP COM                       984121103       214
5,100 SH          X                       3,300
1,800

                                               ----------
          PAGE TOTAL                                8,175
         FINAL TOTALS                              47,907

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